18. Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases
18.	Leases

On December 31, 2020, the balance of leases payable includes: (i) R$16,252 relating to variable payments, not included in the measurement of liabilities, and short-term leases, which fall under the exemption provided for in IFRS 16; and (ii) R$7,567,940 referring to the present value on this date of future lease payments. On December 31, 2019, all liabilities related to the present value of future lease payments.

The breakdown and changes in the present value of future lease payments are shown below:

		2019											2020
	Weighted average rate (p.a.)	Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments	Deposit in guarantee	Interest incurred	Interest paid	Exchange rate change	Current	Non-current	Total
In R$:
Leases without purchase option	13.11%	21,781	23,026	44,807	5,189	-	399	(15,044)	-	12,164	-	-	32,530	14,985	47,515
Total		21,781	23,026	44,807	5,189	-	399	(15,044)	-	12,164	-	-	32,530	14,985	47,515

In US$:
Leases with purchase option	3.72%	128,936	419,894	548,830	-	(618,486)	-	(26,049)	-	4,592	(4,530)	95,643	-	-	-
Leases without purchase option	12.03%	1,253,995	4,205,148	5,459,143	449,059	(85,678)	220,849	(1,017,599)	(44,736)	801,773	-	1,737,614	1,268,226	6,252,199	7,520,425
Total		1,382,931	4,625,042	6,007,973	449,059	(704,164)	220,849	(1,043,648)	(44,736)	806,365	(4,530)	1,833,257	1,268,226	6,252,199	7,520,425

Total Leases		1,404,712	4,648,068	6,052,780	454,248	(704,164)	221,248	(1,058,692)	(44,736)	818,529	(4,530)	1,833,257	1,300,756	6,267,184	7,567,940

In the fiscal year ended December 31, 2020, the Company directly recognized in the cost from services, totaling R$33,721 related to short-term leases and variable payments, on a straight-line basis.

The future payments of leases liabilities agreements are detailed as follows:

	Without purchase option		With purchase option
	2020	2019	2019
2020	-	1,691,357	148,613
2021	2,102,771	1,324,403	148,744
2022	1,982,685	1,125,060	207,654
2023	1,642,264	904,627	72,801
2024	1,260,405	651,245	11,279
Thereafter	3,720,405	1,287,742	5,551
Total minimum lease payments	10,708,530	6,984,434	594,642
Less total interest	(3,124,338)	(1,480,484)	(45,812)
Present value of minimum lease payments	7,584,192	5,503,950	548,830
Less current portion	(1,317,008)	(1,275,776)	(128,936)
Non-current portion	6,267,184	4,228,174	419,894

During the fiscal year on December 31, 2020, the Company concluded part of the renegotiations of its aircraft and operating engine lease agreements, with no purchase option, which led to contractual changes regarding the postponement of due dates and monthly payments compared to the original terms of the lease agreements. For agreements renegotiated that had their payments postponed until June 2021, the Company chose not to evaluate such changes as modifications to the lease agreements, as foreseen in the practical file of the amendment to IFRS 16 – “Leases” COVID-19 - Related Rent Concessions. For other contracts, the Company recorded the update of these renegotiations, remeasuring the lease liability since the deferral of the installments will occur based on new payment flows, discount rate and exchange rate on the date of the contractual amendment, as provided for in the current regulations. The accumulated effects calculated and updated in the fiscal year of December 31, 2020 were disclosed in note 1.1.5.

18.1.	Sale-leaseback transactions

During the fiscal year ended on December 31, 2020, the Company recorded a net gain of R$551,942 in the statements of operations from the sale-leaseback transactions of 11 aircraft (R$7,924 on December 31, 2019 from the sale-leaseback transaction of one aircraft on December 31, 2019) recognized recorded in the statement of operations in the group of “Other income (expenses), net”.